CAPITAL MANAGEMENT AND FINANCIAL RISK (Tables)	12 Months Ended
Dec. 31, 2022
CAPITAL MANAGEMENT AND FINANCIAL RISK
Capital management

	At December 31	At December 31
(in thousands)	2022	2021

Net cash and investments:
Cash and cash equivalents (note 4)	$50,915	$63,998
Equity instrument investments (note 7)	8,109	14,578
Investments-uranium (note 7)	162,536	133,114
Debt obligations-current (note 16)	(216)	(179)
Net cash and investments	$221,344	$211,511

Credit risk

	At December 31	At December 31
(in thousands)	2022	2021

Cash and cash equivalents	$50,915	$63,998
Trade and other receivables	4,143	3,656
Restricted cash and investments	11,105	12,001
	$66,163	$79,655

Maturities of financial liabilities

	Within 1	1 to 5
(in thousands)	Year	Years

Accounts payable and accrued liabilities (note 11)	$10,299	$—
Debt obligations (note 16)	216	360
	$10,515	$360

Currency risk

	Dec. 31'2022	Sensitivity
	Foreign	Foreign	Change in
	Exchange	Exchange	net income
(in thousands except foreign exchange rates)	Rate	Rate	(loss)

Currency risk
CAD weakens	1.3544	1.4898	$17,330
CAD strengthens	1.3544	1.2190	$(17,330)

Price risk

Change in
net income
(in thousands)	(loss)

Equity price risk
10% increase in equity prices	$811
10% decrease in equity prices	(811)

Fair value of financial assets and financial liabilities

	Financial	Fair	December 31,	December 31,
	Instrument	Value	2022	2021
(in thousands)	Category(1)	Hierarchy	Fair Value	Fair Value

Financial Assets:
Cash and equivalents	Category B		$50,915	$63,998
Trade and other receivables	Category B		4,143	3,656
Investments
Equity instruments-shares	Category A	Level 1	8,022	14,349
Equity instruments-warrants	Category A	Level 2	87	229
Restricted cash and equivalents
Elliot Lake reclamation trust fund	Category B		3,133	2,866
Credit facility pledged assets	Category B		7,972	9,000
Reclamation letter of credit collateral	Category B		—	135
			$74,272	$94,233

Financial Liabilities:
Account payable and accrued liabilities	Category C		10,299	8,590
Debt obligations	Category C		576	508
Warrants on investment	Category A	Level 2	—	1,625
Share purchase warrants	Category A	Level 2	—	20,337
			$10,875	$31,060

(1)	Financial instrument designations are as follows: Category A=Financial assets and liabilities at fair value through profit and loss; Category B=Financial assets at amortized cost; and Category C=Financial liabilities at amortized cost.